Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 439,427	₩ 470,871	₩ 468,741
Provision	91,282	38,888	84,975
Reversal or written-off	(170,597)	(70,121)	(80,518)
Changes in the scope of consolidation		(107)	215
Others	(188)	(104)	(2,542)
Ending balance	359,924	439,427	470,871
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	84,372	141,616	250,842
Provision	21,783	5,809	7,736
Reversal or written-off	(14,520)	(61,220)	(108,638)
Changes in the scope of consolidation		(35)	56
Others	2,187	(1,798)	(8,380)
Ending balance	₩ 93,822	₩ 84,372	₩ 141,616